SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
27. SUBSEQUENT EVENTS

a) Common Shares, Restricted Common Shares and Warrants

During the period from January 1, 2014 until May 8, 2014, the Company issued an aggregate of approximately 915,290 common shares, to various vendors in order to settle outstanding liabilities totaling approximately $6,760.

On October 1, 2013, the Company authorized the issuance to a third party of a ten-year warrant to purchase 9,800,000 common shares, with an exercise price of $0.005. During the period from January 1, 2014 until May 8, 2014, approximately 5,935,760 of the warrants were exercised and the Company issued    approximately an aggregate of 5,902,680 common shares, due to cashless exercise notices.

On January 7, 2014 and March 11, 2014, the Company issued an aggregate of 91,464 common shares to    Michail Zolotas in connection with his 2013 annual base salary under the terms of his employment agreement.

During the period from January 1, 2014 until May 8, 2014, the Company issued an aggregate of approximately 16,515,650 common shares, for the repayment of the VAG and VPP senior secured notes.

During the period from January 1, 2014 until May 8, 2014, the Company issued an aggregate of approximately 17,241,380 common shares, for the repayment of the true-up mechanism with respect to Tiger Equity Partners Ltd senior convertible promissory note, dated June 19, 2013.

During the period from January 1, 2014 until May 6, 2014, the Company issued an aggregate of approximately 51,155,990 common shares, in relation to the convertible, redeemable Series A Preference Shares issued to Ironridge Global IV, Ltd. (“Ironridge”) .

From January 1, 2014 to May 5 2014 pursuant to the December Settlement Agreement approved by the December Order (Case No 160776/2013) and since the issuance of the December Initial Settlement Shares, the Company issued and delivered to Hanover Holdings I, LLC (part of Magna Group LLC) 49,400,000 December Additional Settlement Shares.

On March 6, 2014, and after approval of the Company’s board of directors and the majority of its shareholders, a 1-for-10 reverse stock split of its common stock was effectuated. This transaction had as a result the increase of the Company’s par value of common shares from $0.01 to $0.10 per share.

b) Lease Agreements

On January 20, 2014, the Company entered into two annual lease agreements with Terra Norma and Terra Stabile, which are controlled by Michail  Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors in relation to office parking space for a monthly aggregate rate of approximately €1,500 ($2,100).

Following the above mentioned Terra Stabile S.A. and Terra Norma S.A agreements’ amendments, there is an increase of $22 for year 2014 at the committed rent payments table in Note 23.

c) Compliance and Deficiency Notices from The NASDAQ Stock Market

On January 3, 2014, the Company received a written notification from The NASDAQ Stock Market LLC (“NASDAQ”) indicating that the Company regained compliance with the minimum bid price requirement of $1.00 per share. However due to the compliance issues under NASDAQ Listing Rule 5815(d)(4)(a), the Panel decided to monitor the Company for a six month period ending June 30,2014, to determine whether it experiences a closing bid price under $1.00 for a period of 30 consecutive trading days.

In addition, on December 23, 2013, the Company received notice from the NASDAQ Listing Qualifications Department indicating that the Company did not satisfy the $50,000 in market value of listed securities requirement for continued listing on The NASDAQ Global Select Market (the “Market Cap Requirement”), as set forth in Listing Rule 5450(b)(2)(A), for the prior 30 consecutive business days. In accordance with the NASDAQ Listing Rules, the Company was granted a 180-day grace period, through June 23, 2014, to evidence compliance with the Market Cap Requirement. Compliance with the Market Cap Requirement can be achieved if the Company evidences a market value of listed securities of at least $50,000 for a minimum of 10 consecutive business days, but generally for no more than 20 consecutive business days, during the grace period.

d) Time Charter Agreements

On February 14, 2014, the Company entered into two approximately twenty days time charter trips, at the charterers’ option, beginning February 18, 2014, for Newlead Markela at approximately $7.25 and $8.9 per day, each trip, without excluding commission.

On March 19, 2014, the Company entered into a twenty days time charter agreement, at the charterers’ option, beginning March 30, 2014, for Newlead Markela at approximately $9.6 per day, without excluding commission.

From April 2014 up to date, the Company entered into three time charter agreements for approximately twenty day each, at the charterers’ option, for Newlead Markela at an average $6.9 per day, without excluding commission.

e) Acquisition of Viking Acquisition Group and Viking Prep Plant (refer to Note 5)

On March 13, 2014, the Company entered into an agreement with Pallas Holdings LLC in relation to VAG acquisition in order for the two parties to work diligently toward Lease extension or renewal by June 13, 2014, otherwise the purchase price will be reduced by $4,000 and a corresponding reduction in the true-up amount.

f) New Convertible Notes and Debentures

On January 3, 2014, the Company entered into a convertible debenture of up to $500 with Dominion Capital LLC. The facility is payable in one balloon payment due twelve months from the issuance date. Borrowings under this facility bear a fixed interest rate of 12% per annum on the unpaid principal balance payable on the maturity date.

During January and February 2014, the Company entered into number of convertible promissory notes of up to $ 3,301. The promissory notes are payable in one balloon payment due from six months to twelve months from the issuance date. Borrowings under these facilities bear a fixed interest rate from 8% to 10% per annum on the unpaid principal balance payable on the maturity date or on the issuance date.

g) Preference Shares

On March 4, 2014 (the “Effective Date”), the Company entered into a Share Subscription Agreement (the “Agreement”) with Ironridge Global IV, Ltd. (“Ironridge”), related to the issuance of $25,000 in convertible, redeemable Series A Preference Shares (the “Preference Shares”). The consideration for issuance of the Preference Shares consisted partially of cash and the balance was paid through the issuance of a series of promissory notes in the Company’s favor, the repayment of which is expected to commence approximately 90 days after closing, subject to certain conditions, with nine monthly installments thereafter, in accordance with the provisions of the Agreement. The Notes bear interest at a rate of 1.0% per annum. Ironridge was issued an additional $2,500 of Preference Shares as a fee in connection with the closing of the transaction. Pursuant to the Certificate of Designations with respect to the Preference Shares (the “Certificate of Designations”), the Preference Shares will accrue cumulative dividends at a rate equal to 10.75% per annum, subject to adjustment as provided in the Certificate of Designations. The dividends are payable in cash or in Company’s common shares (the “Common Shares”) at the Company’s option and upon conversion of the Preference Shares, such dividends have a guaranteed payable amount. The Certificate of Designations also provides that, immediately upon the Effective Date, Ironridge has the right to convert the Preference Shares into Common Shares at a price per Common Share of $10.00, subject to adjustment as set forth in the Certificate of Designations, provided the respective Note given as consideration for the issuance of the Preference Shares to be converted has been paid. On or after seven years from the Effective Date, the Company has the right to redeem the Preference Shares at the liquidation value of $10,000 per share (the “Liquidation Value”), plus accrued and unpaid dividends thereon. Prior to such time, the Company may redeem the Preference Shares at the Liquidation Value plus the Embedded Dividend Liability (as defined in the Certificate of Designations), less any dividends paid (the “Early Redemption Price”). Upon certain liquidation events occurring prior to the seven year anniversary of the Effective Date, the Company will redeem the Preference Shares at the Early Redemption Price.  The Company received partial consideration of $2,500 in cash at the closing of the transaction. The $22,500 balance is expected to be received, subject to certain conditions per the Agreement, in nine consecutive equal monthly installments commencing approximately ninety days after the closing date. To the extent, the Company receives these additional proceeds, the Company intends to use this  additional $22,500 to grow its fleet. Partial proceeds from the issuance  of the Preference Shares, along with the 75% debt financing recently received, are expected to be deployed towards the acquisition of two eco-type 31,800 dwt, Handysize bulk carriers built in 2012.

h) Management Agreements

The Company agreed, through its wholly-owned subsidiary Newlead Shipping, to perform part of the commercial, the technical and the operational management of one double-hulled oil tanker owned by a third party for a daily fee of $0.5, from March 23, 2014 until March 31, 2015.

i) Accounts Payable Settlement –Hanover Disclosure

From January 1, 2014 to May 5, 2014 pursuant to the December Settlement Agreement approved by the December Order (Case No 160776/2013) and since the issuance of the December Initial Settlement Shares, the Company issued and delivered to Hanover Holdings I, LLC (part of Magna Group LLC) 49,400,000 December Additional Settlement Shares.

j) Acquisition of vessels

On March 10,2014, the Company signed two memorandum of agreements for two eco-type, Handysize dry bulk carriers built in 2012 for a purchase price $18,500 each. The vessels are approximately 32,500 dwt each and are expected to be delivered by the end of June and July, 2014.

k) New entities

On March 10, 2014, Newlead Albion S.A., Newlead Handies Inc and Newlead Venetico Ltd have been incorporated under the laws of the Republic of the Marshall Islands.

l) Warrants

On January 1, 2014, the Company issued to a third party a ten-year warrant to purchase 819,670 common shares at an exercise price of $0.025 per share, for advisory services.

On January 3, 2014, the Company issued to a third party a five-year warrant to purchase 3,704 and 7,407 common shares at an exercise price of $ 22.5 per share and $ 17.5 per share respectively, in connection with a convertible debenture issued simultaneously.

On April 10, 2014, the Company issued to a third party, a ten year warrant to purchase 2,700,000 common shares at an exercise price equal to $0.022 per share in connection to a retainer agreement.